RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative liability at beginning of period	CAD 149	CAD (164)
Total gains/(loss)
Included in earnings	(49)	(18)
Included in OCI	(22)
Settlements	(152)	10
Level 3 net derivative liability at end of period	(74)	(172)
Amount of transfer of fair value of liabilities between levels	0	0
Net Investment Hedges unrealized translation loss on foreign exchange contracts	279	(9)
Net Investment Hedges unrealized loss on change in fair value on foreign exchange contracts	97	4
Net Investment Hedges realized gains on settlement on forward exchange contracts	7	5
Net Investment Hedges amount of ineffectiveness	0	CAD 0
Fair Value of Other Financial Instruments
Equity investments at carrying value	121		CAD 99
Investments held in trust	CAD 22		0
Preference shares | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preference shares | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	CAD 37,373		34,427
Carrying value | Preference shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	350		323
Total Gross Derivative Instruments
Fair Value of Other Financial Instruments
Long-term debt	38,484		36,637
Total Gross Derivative Instruments | Preference shares
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	CAD 580		CAD 580